Financial instruments: classification - Hierarchy of assets (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Level 1
Fair value of assets
Assets	£ 59,013	£ 61,909
Level 1 | Securities
Fair value of assets
Assets	17,983	20,865
Level 1 | Securities
Fair value of assets
Assets	41,030	41,044
Level 2
Fair value of assets
Assets	245,400	212,309
Level 2 | Loans
Fair value of assets
Assets	46,646	46,172
Level 2 | Securities
Fair value of assets
Assets	7,185	8,704
Level 2 | Derivatives
Fair value of assets
Assets	182,104	148,800
Level 2 | Loans
Fair value of assets
Assets	269	307
Level 2 | Securities
Fair value of assets
Assets	9,196	8,326
Level 3
Fair value of assets
Assets	2,509	2,554
Level 3 | Loans
Fair value of assets
Assets	422	449
Level 3 | Securities
Fair value of assets
Assets	166	555
Level 3 | Derivatives
Fair value of assets
Assets	1,315	1,229
Level 3 | Loans
Fair value of assets
Assets	278	58
Level 3 | Securities
Fair value of assets
Assets	328	263
Recurring | Level 3
Fair value of assets
Assets	2,509	2,554	£ 2,718	£ 3,300
Recurring | Level 3 | Loans
Fair value of assets
Assets	422	449
Recurring | Level 3 | Securities
Fair value of assets
Assets	166	555
Recurring | Level 3 | Loans
Fair value of assets
Assets	278	58
Recurring | Level 3 | Securities
Fair value of assets
Assets	£ 328	£ 263